EARNINGS PER SHARE AND MEMBERS' UNIT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LOSS PER SHARE
EARNINGS PER SHARE AND MEMBERS' UNIT

NOTE 13. LOSS PER SHARE

The Company calculated net loss per share using the treasury stock method. The table below sets for the computation of basic and diluted net loss per share for the period presented below.

	For the Three Months Ended
	March 31,
	2025	2024
Net loss	$(3,320,256)	$(859,032)
Basic weighted average common shares outstanding	13,860,763	6,425,297
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	13,860,763	6,425,297
Basic and diluted net loss per share	$(0.24)	$(0.13)

NOTE 14. EARNINGS PER SHARE AND MEMBERS’ UNIT

The Company calculated net income/(loss) per share using the treasury stock method. The table below sets for the computation of basic and diluted net income/(loss) per share for the period presented below.

	For the Year Ended
	December 31,
	2024	2023
Net income (loss)	$(13,782,384)	$10,145
Basic weighted average common shares outstanding	12,985,830	6,080,372
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	12,985,830	6,080,372
Basic and diluted net income (loss) per share	$(1.06)	$0.00